BBH U.S. Government Money Market Fund | BBH U.S. Government Money Market Fund
BBH U.S. GOVERNMENT MONEY MARKET FUND SUMMARY
INVESTMENT OBJECTIVE

The investment objective of the BBH U.S. Government Money Market Fund (the “Fund”) is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Regular Shares and Institutional Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - BBH U.S. Government Money Market Fund - BBH U.S. Government Money Market Fund - USD ($)	Regular Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BBH U.S. Government Money Market Fund - BBH U.S. Government Money Market Fund	Regular Shares	Institutional Shares
Management Fees	0.23%	0.23%
Distribution (12b-1) Fees	none	none
Other Expenses	0.25%	0.01%
Total Annual Fund Operating Expenses	0.48%	0.24%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Regular Shares and Institutional Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Regular Shares and Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Regular Shares and Institutional Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BBH U.S. Government Money Market Fund - BBH U.S. Government Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Regular Shares	49	154	269	604
Institutional Shares	25	78	136	306

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash and short-term U.S. Treasury securities and securities issued by U.S. government agencies or government-sponsored enterprises and repurchase agreements fully collateralized by such instruments. Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities. At the time of purchase, a portfolio investment must present minimal credit risk in accordance with procedures adopted by the Fund’s Board of Trustees (the “Board”) and pursuant to certain factors prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). These investments may have fixed, floating or variable rates of interest. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the 1940 Act.

In selecting securities, the Fund’s investment adviser seeks to maximize current income within the limits of the Fund’s credit, maturity and diversification policies. Some of these policies may be stricter than required by applicable federal regulation. As a U.S. government money market fund, in order to preserve the value of investors’ capital, the Fund seeks to maintain a stable $1.00 net asset value (“NAV”) per share price.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. There can be no assurance that the Fund will achieve its investment objective.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or counterparty to a debt obligation will default on interest or principal payments.

Interest Rate Risk:

This is the risk associated with the price fluctuation of a security in response to changes in interest rates and the possibility that the Fund’s yield may decline if interest rates decline.

Management Risk:

This is the risk that the securities selected by the investment adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Market Risk:

This is the risk that the prices of and the income generated by the Fund’s securities may decline due to changing economic, political or market conditions, or due to interest rate fluctuations.

Regulatory Risk:

The SEC and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund.

Repurchase Agreement Risk:

This is the risk that the other party to a repurchase agreement will default on its obligation under the agreement.

Shareholder Concentration Risk:

This is the risk that asset allocation decisions, particularly large redemptions, made by Brown Brothers Harriman & Co. (“BBH&Co.”), whose discretionary investment advisory clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.

Stable NAV Risk:

This is the risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Variable and Floating Rate Instrument Risk:

The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of BBH&Co. and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Additionally, BBH&Co. as the Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that BBH&Co. will provide financial support to the Fund at any time.

FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Regular Shares from year to year. The table shows the average annual returns of the Fund’s Regular Shares and Institutional Shares for the periods indicated.

For current yield information, please call 1-800-575-1265 toll free, or contact your account representative. When you consider this information, please remember that the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future.

Total Return for Regular Shares (% Per Calendar Year)

Highest Performing Quarter:	0.83%	March 31, 2008
Lowest Performing Quarter:	0.00%	March 31, 2013

As of September 30, 2018, the Fund’s Regular Shares and Institutional Shares had calendar year-to-date returns of 0.91% and 1.10%, respectively.

Average Annual Total Returns (Through December 31, 2017)
Average Annual Total Returns - BBH U.S. Government Money Market Fund - BBH U.S. Government Money Market Fund	1 Year	5 Years	10 Years
Regular Shares	0.36%	0.08%	0.29%
Institutional Shares	0.59%	0.13%	0.37%